CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 36,374	$ 35,753	$ 32,792
Cost of revenues	12,537	12,836	13,944
Gross profit	23,837	22,917	18,848
Operating expenses:
Research and development, net	3,348	4,151	4,005
Selling and marketing	9,632	8,998	9,954
General and administrative	7,847	5,885	6,154
Total operating expenses	20,827	19,034	20,113
Operating income (loss)	3,010	3,883	(1,265)
Financial income (expenses), net	71	731	(64)
Income (loss) before income taxes	3,081	4,614	(1,329)
Taxes on income (tax benefit)	(136)	1,977	(40)
Net income (loss)	$ 3,217	$ 2,637	$ (1,289)
Earnings Per Share [Abstract]
Basic net income (loss) per share	$ 0.14	$ 0.11	$ (0.06)
Diluted net income (loss) per share	$ 0.14	$ 0.11	$ (0.06)